Equity - Schedule of Activities of the Stock Options (Details) - Stock option [Member] - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Schedule of Activities of the Stock Options [Line Items]
Number of Share Options, Outstanding Beginning (in Shares)	272	272
Weighted Average Exercise Price, Outstanding Beginning (in Dollars per share)	$ 5,524.52	$ 5,524.52
Weighted Average Remaining Contractual Term, Outstanding Beginning	2 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Share Options, Granted (in Shares)
Weighted Average Exercise Price, Granted (in Dollars per share)
Aggregate Intrinsic Value, Granted
Number of Share Options, Cancelled (in Shares)
Weighted Average Exercise Price, Cancelled (in Dollars per share)
Aggregate Intrinsic Value, Cancelled
Number of Share Options, Outstanding Ending (in Shares)		272	272
Weighted Average Exercise Price, Outstanding Ending (in Dollars per share)		$ 5,524.52	$ 5,524.52
Weighted Average Remaining Contractual Term, Outstanding Ending		11 months 26 days	1 year 5 months 26 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Share Options, Exercisable (in Shares)		272
Weighted Average Exercise Price, Exercisable (in Dollars per share)		$ 5,524.52
Weighted Average Remaining Contractual Term, Exercisable		11 months 26 days
Aggregate Intrinsic Value, Exercisable